Transfers of Financial Assets (Summary of Carrying Amount and Fair Value of Transferred Other Financial Assets not Qualifying for Derecognition) (Details) - Other Financial Assets [member] - CAD ($)
$ in Millions
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 93,506	$ 68,115
Associated liabilities	40,450	28,037
Securities lending agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	52,781	40,333
Repurchase agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 40,725	$ 27,782